Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions			12 Months Ended
	Oct. 13, 2021 USD ($)	Sep. 03, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 03, 2021 SGD ($)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 1,806	$ 2,372	$ 2,511
Non-current portion of long-term debt			$ 1,053	1,801
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 1,149				$ 1,541
Nominal Interest Rate		1.40%	1.40%			1.40%
Borrowing term (in years)		5 years
New loans and borrowings			$ 1,100
Non-current portion of long-term debt			974	987
Five-year Revolving and Letter of Credit Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000
Borrowing term (in years)	5 years
Deferred Income From Government Grants | 2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 158	$ 179
Nominal Interest Rate			3.20%